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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/1998


Institutional Investment Manager:

GILDER GAGNON HOWE
1775 BROADWAY
NY                                                NY            10009


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
        TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
                                   THEREUNDER


            Report for the Calendar Quarter Ended September 30, 1998.
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                (Please read instructions before preparing form.)
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If amended report check here: |_|
Gilder, Gagnon, Howe & Co.
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Name of Institutional Investment Manager
1775 Broadway, 26th Floor, New York, NY  10019
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Business Address
(Street)                    (City)                    (State)           (Zip)

Walter Weadock, (212)765-2500, General Partner
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report



                                    ATTENTION
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           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
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   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
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Form and that the  submission  of any  amendment  represents  that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of November, 1998.


                                  Gilder, Gagnon, Howe, & Co.
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                                  (Name of Institutional Investment Manager)



                                  /s/Walter Weadock
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                                  ( Manual Signature of Person Duly Authorized
                                         to Submit this Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                  13F File No.:        Name:                13F File No.:
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1.                                          6.
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2.                                          7.
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3.                                          8.
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4.                                          9.
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5.                                          10.
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Name, Title and Telephone Number of Person Submitting Report:

    WALTER WEADOCK                 GENERAL PARTNER              (212) 765-2500


Signature, Place and Date of Signing:

/s/ WALTER WEADOCK                 NY                           NY    11/16/1998




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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

ISYTEK INTERNATIONAL CORP,          COM    234053106    2,334,173    103,741               X              2,024      0    101,717
TA RESEARCH ASSOCIATES INC,         COM    237853106    1,396,548    103,448               X              2,549      0    100,899
TA TRANSMISSION NETWORK CORP,       COM    238017107    4,512,000    150,400               X             11,575      0    138,825
LIA*S INC,                          COM    246885107   16,598,255  2,505,397               X            120,150      0  2,385,247
SPATCH MANAGEMENT SERVICES, CORP    COM    254927106   48,421,579  3,620,305               X            382,145      0  3,238,160
LLAR TREE STORES INC,               COM    256747106  118,116,145  3,772,230               X            252,643      0  3,519,587
UBLECLICK INC,                      COM    258609304   23,354,597    978,203               X            128,005      0    850,198
P COMMUNICATIONS INC,               COM    23332K106   66,479,507  8,058,122               X          1,729,700      0  6,328,422
REPORT SUMMARY                  8 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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